Guarantees and commitments (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 100	$ 580
New claims	2	330
Claims settled through repurchases	(1)	0
Other settlements	0	(425)
Total claims settled	(1)	(425)
Claims rescinded	0	(15)
Transfers to/from arbitration and litigation, net	0	(317)
Balance at end of period	101	153
Repurchase price at the time of settlement	(2)	0
Other settlements, settlement value	0	(66)
Provisions for outstanding repurchase claims
Balance at beginning of period	6	146
Increase/(decrease) in provisions, net	(3)	(20)
Realized losses	(2)	(66)
Balance at end of period	1	60
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	13	77
New claims	0	9
Claims settled through repurchases	0	0
Other settlements	0	(4)
Total claims settled	0	(4)
Claims rescinded	0	(15)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	13	67
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	4	420
New claims	2	1
Claims settled through repurchases	(1)	0
Other settlements	0	(416)
Total claims settled	(1)	(416)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	0	(2)
Balance at end of period	5	3
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	83	83
New claims	0	320
Claims settled through repurchases	0	0
Other settlements	0	(5)
Total claims settled	0	(5)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	0	(315)
Balance at end of period	$ 83	$ 83